Earnings/(loss) per Share	12 Months Ended
Dec. 31, 2022
Earnings/(loss) per Share
Earnings/(loss) per Share
12.

Earnings/(loss) per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation

of

basic

earnings/(loss)

per

share

does

not

treat

the

non-vested

shares

(not

considered
participating

securities)

as

outstanding

until

the

time/service-based

vesting

restriction

has

lapsed.
Incremental shares are the number of shares assumed issued

under the treasury stock method weighted
for

the

periods

the

non-vested

shares

were

outstanding.

In

2022

and

2021,

there

were
3,257,861

and
3,735,059

incremental shares, respectively, included in the denominator of the diluted earnings per share calculation. In

2020, incremental

shares were
no
t

included in

the calculation

of the

diluted earnings

per
share, as the Company incurred losses and the effect of such shares would be anti-dilutive.
Profit or

loss attributable

to common

equity holders

is adjusted

by the

amount of

dividends on

Series B
Preferred Stock as follows:
2022 2021 2020
Net income/(loss) $ 119,063 $ 57,394 $ (134,197)
Dividends on series B preferred shares (5,769) (5,769) (5,769)
Net income/(loss) attributable to common stockholders $ 113,294 $ 51,625 $ (139,966)
Weighted average number of common shares, basic 80,061,040 81,121,781 86,143,556
Incremental shares

3,257,861 3,735,059 -
Weighted average number of common shares, diluted

83,318,901 84,856,840 86,143,556
Earnings/(loss) per share, basic $ 1.42 $ 0.64 $ (1.62)
Earnings/(loss) per share, diluted $ 1.36 $ 0.61 $ (1.62)